UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10491

Nuveen Real Estate Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JRS

Nuveen Real Estate Income Fund
Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 142.2% (98.3% of Total Investments)

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 89.7% (62.0% of Total Investments)

	Diversified – 2.3% (1.6% of Total Investments)

197,025	Liberty Property Trust	$7,595,314

	Health Care – 10.5% (7.3% of Total Investments)

453,650	Health Care Property Investors Inc.	14,190,171
562,050	Senior Housing Properties Trust, (2)	11,381,513
127,856	Welltower Inc., (2)	9,054,762
	Total Health Care	34,626,446

	Hotels, Restaurants & Leisure – 4.5% (3.1% of Total Investments)

398,050	Host Hotels & Resorts Inc.	7,427,613
92,675	LaSalle Hotel Properties	2,682,941
71,519	Park Hotels & Resorts, Inc.	1,835,893
101,275	Pebblebrook Hotel Trust	2,958,243
	Total Hotels, Restaurants & Leisure	14,904,690

	Industrial – 6.5% (4.5% of Total Investments)

65,025	DCT Industrial Trust Inc.	3,129,003
353,528	Prologis Inc.	18,341,033
	Total Industrial	21,470,036

	Office – 10.5% (7.3% of Total Investments)

109,375	Alexandria Real Estate Equities Inc.	12,088,125
163,950	Douglas Emmett Inc.	6,295,680
173,925	Hudson Pacific Properties Inc.	6,024,762
102,285	Vornado Realty Trust, (2)	10,260,208
	Total Office	34,668,775

	Residential – 15.0% (10.3% of Total Investments)

258,925	American Homes 4 Rents, Class A	5,944,918
89,925	Apartment Investment & Management Company, Class A	3,988,174
86,763	AvalonBay Communities, Inc.	15,929,686
192,220	Equity Residential	11,959,928
28,538	Essex Property Trust Inc.	6,607,403
124,300	UDR Inc.	4,507,118
	Total Residential	48,937,227

	Retail – 22.1% (15.3% of Total Investments)

504,050	Developers Diversified Realty Corporation	6,315,747
31,375	Federal Realty Investment Trust	4,188,563
177,400	Kimco Realty Corporation	3,918,766
127,250	Kite Realty Group Trust	2,735,875
147,802	Macerich Company, (2)	9,518,449
78,285	Regency Centers Corporation	5,197,341
151,149	Simon Property Group, Inc., (2)	26,002,161
44,225	Taubman Centers Inc.	2,919,735
358,975	Weingarten Realty Trust	11,986,175
	Total Retail	72,782,812

	Specialized – 18.3% (12.6% of Total Investments)

55,575	Coresite Realty Corporation	5,004,529
230,275	CubeSmart	5,977,939
58,375	CyrusOne Inc.	3,004,561
44,950	Digital Realty Trust Inc.	4,782,231

NUVEEN	1

JRS	Nuveen Real Estate Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Shares	Description (1)			Value

	Specialized (continued)

31,800	Equinix Inc.			$12,731,766
99,325	Extra Space Storage Inc.			7,388,787
132,950	Life Storage, Inc.			10,917,854
46,812	Public Storage, Inc.			10,247,615
	Total Specialized			60,055,282
	Total Real Estate Investment Trust Common Stocks (cost $235,113,810)			295,040,582

Shares	Description (1)	Coupon	Ratings (3)	Value

	REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS – 52.5% (36.3% of Total Investments)

	Diversified – 4.1% (2.8% of Total Investments)

138,725	PS Business Parks, Inc.	6.000%	BBB	$3,490,321
189,975	PS Business Parks, Inc.	5.750%	BBB	4,831,064
203,350	VEREIT, Inc.	6.700%	BB	5,226,094
	Total Diversified			13,547,479

	Health Care – 1.1% (0.8% of Total Investments)

125,000	Sabra Health Care Real Estate Investment Trust	7.125%	BB–	3,227,500
17,450	Senior Housing Properties Trust	6.250%	BBB–	450,210
	Total Health Care			3,677,710

	Hotels, Restaurants & Leisure – 2.2% (1.5% of Total Investments)

100,000	Ashford Hospitality Trust Inc.	8.450%	N/R	2,525,000
179,450	Sunstone Hotel Investors Inc.	6.950%	N/R	4,567,003
	Total Hotels, Restaurants & Leisure			7,092,003

	Industrial – 0.9% (0.6% of Total Investments)

104,000	Monmouth Real Estate Investment Corp	6.125%	N/R	2,588,560
7,000	Rexford Industrial Realty Inc.	5.875%	BB	169,540
	Total Industrial			2,758,100

	Office – 12.8% (8.9% of Total Investments)

12,359	Highwoods Properties, Inc., Series A, (4)	8.625%	Baa3	15,711,379
72,950	Kilroy Realty Corporation	6.375%	Baa3	1,856,578
223,950	SL Green Realty Corporation	6.500%	Ba1	5,710,725
292,675	Vornado Realty Trust	6.625%	BBB–	7,507,114
134,500	Vornado Realty Trust	6.625%	BBB–	3,448,580
311,850	Vornado Realty Trust	5.700%	BBB–	7,949,057
	Total Office			42,183,433

	Residential – 5.3% (3.7% of Total Investments)

250,775	American Homes 4 Rent	6.500%	N/R	6,705,724
341,775	Apartment Investment & Management Company	6.875%	BB	9,026,278
13,875	Equity Lifestyle Properties Inc.	6.750%	N/R	355,061
17,080	Mid-America Apartment Communities Inc.	8.500%	BBB–	1,087,654
12,200	Sun Communities Inc.	7.125%	N/R	314,760
	Total Residential			17,489,477

	Retail – 21.5% (14.9% of Total Investments)

290,050	CBL & Associates Properties Inc.	7.375%	BB	6,958,300
140,900	DDR Corporation	6.500%	Baa3	3,543,635
84,650	DDR Corporation	6.250%	Baa3	2,133,180
521,800	GGP, Inc.	6.375%	N/R	13,514,620
12,475	Kimco Realty Corporation,	5.625%	Baa2	315,618
180,000	Penn Real Estate Investment Trust	7.200%	N/R	4,807,800
32,950	Penn Real Estate Investment Trust	7.375%	N/R	829,681
38,247	Regency Centers Corporation	6.000%	Baa2	973,386
24,900	Retail Properties of America	7.000%	BB	636,195
346,550	Saul Centers, Inc.	6.875%	N/R	8,760,784

2	NUVEEN

Shares	Description (1)	Coupon	Ratings (3)	Value

	Retail (continued)

3,169	Simon Property Group, Inc.	8.375%	BBB+	$210,548
503,650	Taubman Centers Incorporated, Series K	6.250%	N/R	12,586,213
266,600	Taubman Centers Incorporated., Series J	6.500%	N/R	6,766,308
103,775	Urstadt Biddle Properties	7.125%	N/R	2,660,791
141,200	Urstadt Biddle Properties	6.750%	N/R	3,635,900
99,650	Washington Prime Group, Inc.	6.875%	Ba1	2,486,268
	Total Retail			70,819,227

	Specialized – 4.6% (3.1% of Total Investments)

49,200	Digital Realty Trust Inc.	7.375%	Baa3	1,353,000
33,275	Public Storage, Inc.	4.950%	A3	757,339
71,630	Public Storage, Inc.	4.900%	A3	1,610,959
267,563	Public Storage, Inc., (5)	6.375%	A3	7,122,526
167,000	Public Storage, Inc., (5)	5.900%	A3	4,206,730
	Total Specialized			15,050,554
	Total Real Estate Investment Trust Preferred Stocks (cost $165,946,828)			172,617,983
	Total Long-Term Investments (cost $401,060,638)			467,658,565

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.4% (1.7% of Total Investments)

	REPURCHASE AGREEMENTS – 2.4% (1.7% of Total Investments)

$8,009	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/17, repurchase price $8,009,009, collateralized by $8,000,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $8,172,896	0.090%	4/03/17	$8,008,949
	Total Short-Term Investments (cost $8,008,949)			8,008,949
	Total Investments (cost $409,069,587) – 144.6%			475,667,514
	Borrowings – (44.0)% (6), (7)			(144,750,000)
	Other Assets Less Liabilities – (0.6)% (8)			(1,899,916)
	Net Assets Applicable to Common Shares – 100%			$329,017,598

Investments in Derivatives as of March 31, 2017

Interest Rate Swaps (OTC Uncleared)

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Optional Termination Date	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$35,761,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	7/03/17	12/01/18	12/01/20	$(68,538)	$(542,469)
JPMorgan Chase Bank, N.A.	35,761,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	7/03/17	12/01/20	12/01/22	(232,268)	(921,694)
	$71,522,000								$(300,806)	$(1,464,163)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

NUVEEN	3

JRS	Nuveen Real Estate Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$295,040,582	$—	$—	$295,040,582
Real Estate Investment Trust Preferred Stocks	156,906,604	15,711,379	—	172,617,983

Short-Term Investments:
Repurchase Agreements	—	8,008,949	—	8,008,949

Investments in Derivatives:
Interest Rate Swaps*	—	(1,464,163)	—	(1,464,163)
Total	$451,947,186	$22,256,165	$—	$474,203,351
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments (excluding investments in derivatives) was $416,480,339.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$71,804,002
Depreciation	(12,616,827)
Net unrealized appreciation (depreciation) of investments	$59,187,175

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of end of the reporting was $33,483,075.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(6)	Borrowings as a percentage of Total Investments is 30.4%.

(7)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period investments with a value of $359,670,820 have been pledged as collateral for borrowings.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(9)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

4	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Real Estate Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30 , 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30 , 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30 , 2017